SUPPLEMENT DATED JUNE 20, 2014
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2014

1.)           Page 6-34 of the Prospectus is revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
American Century Equity Growth Fund	Investor	American Century® Investments	American Century Investment Management, Inc.
Ave Maria Catholic Values	No Load	Ave Maria Mutual Funds	Schwartz Investment Counsel Inc.
Ave Maria Growth	No Load	Ave Maria Mutual Funds	Schwartz Investment Counsel Inc.
Ave Maria Opportunity	Other	Ave Maria Mutual Funds	Schwartz Investment Counsel Inc.
Ave Maria Rising Dividend	No Load	Ave Maria Mutual Funds	Schwartz Investment Counsel Inc.
Ave Maria World Equity	Other	Ave Maria Mutual Funds	Schwartz Investment Counsel Inc.
Federated International Leaders Fund	A*	Federated Investors Fund	Federated Global Investment Management Corp.
Federated International Leaders Fund	Institutional	Federated Investors Fund	Federated Global Investment Management Corp.
Federated Kaufmann Large Cap Fund	A*	Federated Investors Fund	Federated Equity Mgmt Co. Of Penn
Federated Kaufmann Large Cap Fund	Institutional	Federated Investors Fund	Federated Equity Mgmt Co. Of Penn
Federated MDT All Cap Core Fund	A*	Federated Investors Fund	Federated MDTA LLC
Federated MDT All Cap Core Fund	Institutional	Federated Investors Fund	Federated MDTA LLC
Goldman Sachs Large Cap Value Insights Fund	IR	Goldman Sachs Domestic Equity Insights Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Large Cap Value Insights Fund	Service	Goldman Sachs Domestic Equity Insights Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund	IR	Goldman Sachs Domestic Equity Insights Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund	Service	Goldman Sachs Domestic Equity Insights Fund	Goldman Sachs Asset Management, L.P.
Invesco American Value Fund	A*	Invesco American Value Fund	Invesco Advisers, Inc.
Invesco American Value Fund	Y	Invesco American Value Fund	Invesco Advisers, Inc.
Invesco Floating Rate Fund	A*	Invesco Floating Rate Fund	Invesco Advisers, Inc.
Invesco Floating Rate Fund	Y	Invesco Floating Rate Fund	Invesco Advisers, Inc.
Lord Abbett Bond Debenture Fund	A*	Lord Abbett Bond Debenture Fund	Lord Abbett & Co LLC
Lord Abbett Bond Debenture Fund	R3	Lord Abbett Bond-Debenture Fund	Lord Abbett & Co LLC
Lord Abbett High Yield Fund	A*	Lord Abbett Investment Trust	Lord Abbett & Co LLC
Lord Abbett High Yield Fund	R3	Lord Abbett Investment Trust	Lord Abbett & Co LLC
MFS® Aggressive Growth Allocation Fund	R2	MFS® Aggressive Growth Allocation Fund	Massachusetts Financial Services Co
MFS® Aggressive Growth Allocation Fund	R3	MFS® Aggressive Growth Allocation Fund	Massachusetts Financial Services Co
MFS® Conservative Allocation Fund	R2	MFS® Conservative Allocation Fund	Massachusetts Financial Services Co
MFS® Conservative Allocation Fund	R3	MFS® Conservative Allocation Fund	Massachusetts Financial Services Co
MFS® Growth Allocation Fund	R2	MFS® Growth Allocation Fund	Massachusetts Financial Services Co
MFS® Growth Allocation Fund	R3	MFS® Growth Allocation Fund	Massachusetts Financial Services Co
MFS® Moderate Allocation Fund	R2	MFS® Moderate Allocation Fund	Massachusetts Financial Services Co
MFS® Moderate Allocation Fund	R3	MFS® Moderate Allocation Fund	Massachusetts Financial Services Co
Oppenheimer Senior Floating Rate Fund	A*	OppenheimerFunds®	OFI Global Asset Management
Oppenheimer Senior Floating Rate Fund	Y	OppenheimerFunds®	OFI Global Asset Management
Prudential Jennison Select Growth Fund	A*	Prudential Jennison Select Growth Fund	Prudential Investments LLC
Prudential Jennison Select Growth Fund	Z	Prudential Jennison Select Growth Fund	Prudential Investments LLC
Prudential Mid Cap Value Fund	A*	Prudential Mid Cap Value Fund	Prudential Investments LLC
Prudential Mid Cap Value Fund	Z	Prudential Mid Cap Value Fund	Prudential Investments LLC
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

2.)           Page 179-180 of the Prospectus is revised to add the following Investment Advisers:

Schwartz Investment Counsel Inc.;
Federated Global Investment Management Corp.;
Federated Equity Mgmt Co. Of Penn;
Federated MDTA LLC;
OFI Global Asset Management

3.)           Page 181-193 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
American Century Equity Growth Fund - Investor Class	Seeks long-term capital growth.
Ave Maria Catholic Values Fund – No Load	Seeks long-term capital appreciation.
Ave Maria Growth Fund – No Load	Seeks long-term capital appreciation.
Ave Maria Opportunity Fund – Other	Seeks long-term capital appreciation.
Ave Maria Rising Dividend Fund – No Load	Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
Ave Maria World Equity Fund – Other	Seeks long-term capital appreciation.
Federated International Leaders Fund - Class A* & Institutional Class	Seeks long-term capital growth.
Federated Kaufmann Large Cap Fund - Class A* & Institutional Class	Seeks capital appreciation.
Federated MDT All Cap Core Fund - Class A* & Institutional Class	Seeks long-term capital appreciation.
Goldman Sachs Large Cap Value Insights Fund - Class IR & Service Class	Seeks long-term growth of capital and dividend income.
Goldman Sachs U.S. Equity Insights Fund - Class IR & Service Class	Seeks long-term growth of capital and dividend income.
Invesco American Value Fund - Class A* & Class Y	Seeks growth of capital and current income.
Invesco Floating Rate Fund - Class A* & Class Y	Seeks total return, comprised of current income and capital appreciation.
Lord Abbett Bond Debenture Fund - Class A* & Class R3	Seeks high current income and long-term growth of capital.
Lord Abbett High Yield Fund - Class A* & Class R3	Seeks a high current income and the opportunity for capital appreciation to produce a high total return.
MFS® Aggressive Growth Allocation Fund - Class R2 & Class R3	Seeks a high level of total return consistent with an aggressive level of risk relative to the other MFS Asset Allocation Funds.
MFS® Conservative Allocation Fund - Class R2 & Class R3	Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Funds.
MFS® Growth Allocation Fund - Class R2 & Class R3	Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Funds.
MFS® Moderate Allocation Fund - Class R2 & Class R3	Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Funds.
Oppenheimer Senior Floating Rate Fund - Class A* & Class Y	Seeks income.
Prudential Jennison Select Growth Fund - Class A* & Class Z	Seeks long-term growth of capital.
Prudential Mid Cap Value Fund - Class A* & Class Z	Seeks long-term capital growth with income as a secondary objective.
* Load Waived

This supplement should be retained with the Prospectus for future reference.